Contents of Significant Accounts - Summary of Disaggregation of Revenue by Geography (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 176,820,914	$ 148,201,641	$ 151,252,571
Taiwan [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	65,003,509	53,966,435	55,092,681
Singapore [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	26,054,856	23,979,343	24,820,196
China (includes Hong Kong) [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	22,629,388	19,115,188	18,504,881
Japan [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	15,363,352	9,855,772	5,896,313
USA [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	24,546,963	19,957,615	23,555,105
Europe [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	6,416,235	6,900,339	12,527,894
Others [member]
Disclosure Of Products [Line Items]
Revenue from contracts with customers	$ 16,806,611	$ 14,426,949	$ 10,855,501